GOODWILL - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.00%
Terminal rate applied to cash flow projections	800.00%
Period over which management has projected cash flows	6 years
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.00%
Terminal rate applied to cash flow projections	2000.00%
Period over which management has projected cash flows	19 years